Stock-Based Compensation and Employee Benefit Plans (Details) - Schedule of Restricted Stock Unit Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Restricted Stock Unit Activity [Abstract]
Number of Shares, Balance	7,691
Weighted- Average Grant Date Fair Value, Balance	$ 230.75
Number of Shares, Balance		7,691
Weighted- Average Grant Date Fair Value, Balance		$ 230.75
Number of Shares, Granted		9,440
Weighted- Average Grant Date Fair Value, Granted		$ 252.4
Number of Shares, Vested	(2,406)	(1,249)
Weighted- Average Grant Date Fair Value, Vested	$ 230.8	$ 365.66
Number of Shares, Forfeitures	(3,100)	(500)
Weighted- Average Grant Date Fair Value, Forfeitures	$ 230.8	$ 302.41
Number of Shares, Cancelled
Weighted- Average Grant Date Fair Value, Cancelled